INCOME TAXES - Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax (benefit) expense using the statutory federal rate in effect	$ 3,805	$ 35,790	$ 41,041
Tax effect of:
Effects of foreign rates different than U.S. statutory rate	(65)	(6,993)	(8,979)
State, local and provincial income taxes, net of federal benefit	313	7,128	9,002
Tax credits	(116)	(450)	(684)
Nondeductible expenses	77	409	244
Impact of goodwill impairment charges	0	0	0
Foreign exchange gain/loss on intercompany loan	0	0	0
Valuation allowance	1,983	631	793
Deferred remeasurement	0	683	0
Repatriation tax	(1,610)	8,100	0
Deferred remeasurement due to the 2017 Tax Act	0	(4,162)	0
Share-based compensation	(2,944)	0	0
Other	216	511	199
Total provision for income taxes	$ 1,659	$ 41,647	$ 41,616
Effective income tax rate (as percent)	8.40%	40.70%	35.50%
Statutory federal income tax rate (as percent)	21.00%	35.00%	35.00%